Debt	12 Months Ended
Jul. 31, 2025
Debt Disclosure [Abstract]
Debt

7. Debt
The carrying value of our debt was as follows at the dates indicated:

	July 31,	July 31,	Effective
(Dollars in millions)	2025	2024	Interest Rate
Senior unsecured notes issued June 2020:
0.950% notes due July 2025	$—	$500	1.127%
1.350% notes due July 2027	500	500	1.486%
1.650% notes due July 2030	500	500	1.767%
Senior unsecured notes issued September 2023:
5.250% notes due September 2026	750	750	5.325%
5.125% notes due September 2028	750	750	5.258%
5.200% notes due September 2033	1,250	1,250	5.312%
5.500% notes due September 2053	1,250	1,250	5.576%
Secured revolving credit facilities	1,014	585
Total principal balance of debt	6,014	6,085
Unamortized discount and debt issuance costs	(41)	(47)
Net carrying value of debt	$5,973	$6,038

Short-term debt	$—	$499
Long-term debt	$5,973	$5,539
Future principal payments for debt at July 31, 2025 were as shown in the table below.

(In millions)
Fiscal year ending July 31,
2026	$—
2027	1,250
2028	300
2029	1,464
2030	500
Thereafter	2,500
Total future principal payments for debt	$6,014

Senior Unsecured Notes
2020 Notes. In June 2020, we issued four series of senior unsecured notes (together, the 2020 Notes) pursuant to a public debt offering. The proceeds from the issuance were $1.98 billion, net of debt discount of $2 million and debt issuance costs of $15 million. During the fourth quarter of fiscal 2025, we repaid the $500 million in notes due in July 2025 when they became due using cash from operations. As of July 31, 2025, $1.0 billion of the 2020 Notes remained outstanding.
Interest is payable semiannually on January 15 and July 15 of each year. The discount and debt issuance costs are amortized to interest expense using the effective interest method over the term of the 2020 Notes.
The 2020 Notes are senior unsecured obligations of Intuit and rank equally with all existing and future unsecured and unsubordinated indebtedness of Intuit and are redeemable by us at any time, subject to a make-whole premium. Upon the occurrence of change of control transactions that are accompanied by certain downgrades in the credit ratings of the 2020 Notes, we will be required to repurchase the 2020 Notes at a repurchase price equal to 101% of the aggregate outstanding principal plus any accrued and unpaid interest to but not including the date of repurchase. The indenture governing the 2020 Notes requires us to comply with certain covenants. For example, the 2020 Notes limit our ability to create certain liens and enter into sale and leaseback transactions. As of July 31, 2025, we were compliant with all covenants governing the 2020 Notes.
2023 Notes. In September 2023, we issued four series of senior unsecured notes (together, the 2023 Notes) pursuant to a public debt offering. The proceeds from the issuance were $3.96 billion, net of debt discount of $20 million and debt issuance costs of $24 million, and were used, together with operating cash, to repay the outstanding balance on our unsecured term loan. As of July 31, 2025, $4.0 billion of the 2023 Notes remained outstanding.
Interest is payable semiannually on March 15 and September 15 of each year. The discount and debt issuance costs are amortized to interest expense using the effective interest method over the term of the 2023 Notes.
The 2023 Notes are senior unsecured obligations of Intuit and rank equally with all existing and future unsecured and unsubordinated indebtedness of Intuit and are redeemable by us at any time, subject to a make-whole premium. The indenture governing the 2023 Notes requires us to comply with certain covenants. For example, the 2023 Notes limit our ability to create certain liens and enter into sale and leaseback transactions. As of July 31, 2025, we were compliant with all covenants governing the 2023 Notes.

Unsecured Credit Facilities
2024 Credit Facility. On February 5, 2024, we terminated our amended and restated credit agreement dated November 1, 2021 (2021 Credit Facility), and entered into a credit agreement with certain lenders providing for a $1.5 billion unsecured revolving credit facility that expires on February 5, 2029 (2024 Credit Facility).
Under the 2024 Credit Facility, we may, subject to certain customary conditions, including approval of relevant lenders, on one or more occasions, increase commitments under the 2024 Credit Facility by an amount not to exceed $1 billion in the aggregate, and, on one or more occasions, extend the maturity date of the 2024 Credit Facility by one year. The 2024 Credit Facility includes a $500 million sublimit for borrowing swingline loans and a $250 million sublimit for the issuance of letters of credit. Advances under the 2024 Credit Facility accrue interest at rates equal to (a) in the case of U.S. dollar borrowings, at our election, either (i) the alternate base rate plus a margin that ranges from 0.0% to 0.125%, or (ii) the adjusted term Secured Overnight Finance Rate (SOFR) plus a margin that ranges from 0.7% to 1.125%, or (b) in the case of foreign currency borrowings, the interest benchmark for the relevant currency specified in the credit agreement plus a margin that ranges from 0.7% to 1.125%. The facility fee ranges from 0.050% to 0.125% per annum. The actual interest margins and the facility fee are based on our senior debt credit ratings.
The 2024 Credit Facility includes customary affirmative and negative covenants, including a financial covenant that requires us to maintain a ratio of total gross debt to earnings before interest, taxes, depreciation, and amortization (EBITDA), as defined in the agreement, of not greater than 4.00 to 1.00 as measured on a rolling twelve month basis as of the last day of each fiscal quarter. As of July 31, 2025, we were compliant with all covenants governing the 2024 Credit Facility. At July 31, 2025, no amounts were outstanding under the 2024 Credit Facility.
2025 Credit Facility. On January 30, 2025, we entered into a credit agreement with certain lenders providing for a $4.5 billion unsecured short-term revolving credit facility (2025 Credit Facility) to fund a portion of our TurboTax early tax refund offering. We terminated the 2025 Credit Facility on March 3, 2025.
Advances under the 2025 Credit Facility accrued interest at rates equal to, at our election, either (i) the alternate base rate plus a margin of 0.125%, or (ii) the adjusted daily simple SOFR or term SOFR plus a margin of 1.125%. Unused portions of the commitment accrued a fee of 0.10% per annum.

Secured Revolving Credit Facilities
2019 Secured Facility. On February 19, 2019, a subsidiary of Intuit entered into a secured revolving credit facility with a lender to fund the lending products and services we offer to qualified small and mid-market businesses (the 2019 Secured Facility).
The 2019 Secured Facility is non-recourse to Intuit Inc. and is secured by cash and receivables of the subsidiary, which are in excess of the amount outstanding under the 2019 Secured Facility as of July 31, 2025. We have entered into several amendments to this facility. These amendments primarily increase the facility limit, extend the commitment term and final maturity date, and update the benchmark interest rate. Under the amended 2019 Secured Facility, the facility limit is $500 million, of which $300 million is committed and $200 million is uncommitted. Advances accrue interest at adjusted daily simple SOFR plus 1.25%. Unused portions of the committed credit facility accrue a fee at a rate ranging from 0.25% to 0.75%, depending on the total unused committed balance. The commitment term is through August 31, 2027, and the final maturity date is August 31, 2028. The agreement includes certain affirmative and negative covenants, including financial covenants, that require the subsidiary to maintain specified financial ratios. As of July 31, 2025, we were compliant with all covenants governing the 2019 Secured Facility. At July 31, 2025, $440 million was outstanding under the 2019 Secured Facility and the weighted-average interest rate was 5.74%. Interest on the 2019 Secured Facility is payable monthly.
2022 Secured Facility. On October 12, 2022, another subsidiary of Intuit entered into a secured revolving credit facility with a lender to fund the lending products and services we offer to qualified small and mid-market businesses (the 2022 Secured Facility). The 2022 Secured Facility is non-recourse to Intuit Inc. and is secured by cash and receivables of the subsidiary, which are in excess of the amount outstanding under the 2022 Secured Facility as of July 31, 2025. We have entered into several amendments to this facility. These amendments primarily extend the commitment term and final maturity date, increase the commitment amount, and reduce the interest rate. Under the amended 2022 Secured Facility, the facility limit is $500 million, of which $400 million is committed and $100 million is uncommitted. Advances accrue interest at SOFR plus 1.1%. Unused portions of the committed credit facility accrue a fee at a rate ranging from 0.2% to 0.4%, depending on the total unused committed balance. The commitment term is through April 30, 2027, and the final maturity date is May 1, 2028. The agreement includes certain affirmative and negative covenants, including financial covenants, that require the subsidiary to maintain specified financial ratios. As of July 31, 2025, we were compliant with all covenants governing the 2022 Secured Facility. At July 31, 2025, $300 million was outstanding under the 2022 Secured Facility and the weighted-average interest rate was 5.56%, which includes the fee on the unused committed portion. Interest on the 2022 Secured Facility is payable monthly.
2024 Secured Facility. On November 1, 2024, another subsidiary of Intuit entered into a secured revolving credit facility with a lender to fund the lending products and services we offer to qualified small and mid-market businesses (the 2024 Secured Facility). The 2024 Secured Facility is non-recourse to Intuit Inc. and is secured by cash and receivables of the subsidiary, which are in excess of the amount outstanding under the 2024 Secured Facility as of July 31, 2025. We have entered into several amendments to this facility. These amendments primarily increased the commitment amount. Under the amended 2024 Secured Facility, the facility limit is $300 million, all of which is committed. Advances accrue interest at SOFR plus 1.15%. Unused portions of the committed credit facility accrue a fee at a rate ranging from 0.2% to 0.4%, depending on the total unused committed balance. The commitment term is through November 1, 2027, and the final maturity date is November 1, 2028. The agreement includes certain affirmative and negative covenants, including financial covenants that require the subsidiary to maintain specified financial ratios. As of July 31, 2025, we were compliant with all covenants governing the 2024 Secured Facility. At July 31, 2025, $274 million was outstanding under the 2024 Secured Facility and the weighted-average interest rate was 5.56%, which includes the fee on the unused committed portion. Interest on the 2024 Secured Facility is payable monthly.

Commercial Paper Program
Under our established commercial paper program, we may issue and sell unsecured short-term promissory notes (commercial paper) up to $1.5 billion. The maturities of the commercial paper may vary but will not exceed 397 days from the date of issuance. During the twelve months ended July 31, 2025, we temporarily increased the capacity of our commercial paper program from $1.5 billion to $2.0 billion to support our seasonal working capital needs. As of July 31, 2025, the capacity of the commercial paper program was $1.5 billion. At July 31, 2025 and July 31, 2024, no amounts were outstanding under this program.